JUDICIAL DEPOSITS - Summary of Detailed Information About Changes In Judicial Deposits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
JUDICIAL DEPOSITS
Deposits - Beggining balance	R$ 457,550	R$ 585,284
New deposits	13,493	27,479
Redemptions in favor of the Company	(35,227)	(67,533)
Monetary adjustment	28,460	35,508
Application in the liquidation of proceedings	(55,494)	(121,025)
Transfers		25
Translation adjustment	(752)	(2,188)
Deposits - Ending balance	R$ 408,030	R$ 457,550